Schedule III Supplementary Insurance Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs		$ 129,868		$ 134,374		$ 118,319
Deferred sales inducements		19,880	[1]	21,148	[1]	19,510	[1]	$ 18,345
Account balances and future policy benefit reserves		879,251		762,986		691,011
Unearned premiums		1,652		1,571		1,518
Policy and contract claims		4,771		4,157		2,787
Net premium and policy fees		71,907		68,870		61,716
Interest and similar income, net		29,558		27,387		28,859
Net benefits	[2]	4,243		87,099		145,472
Net change in deferred sales inducements	[3]	1,369		412		(1,579)
Net change in deferred acquisition costs	[4]	4,814		(8,165)		(15,064)
Other operating expenses		39,948		41,792		39,789
Annuity
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs		128,128		131,754		115,271
Deferred sales inducements	[1]	19,880		21,148		19,510
Account balances and future policy benefit reserves		852,430		738,333		670,265
Net premium and policy fees		68,752		65,603		58,728
Interest and similar income, net		27,462		25,378		27,293
Net benefits	[2]	1,072		81,285		140,536
Net change in deferred sales inducements	[3]	1,369		412		(1,579)
Net change in deferred acquisition costs	[4]	3,933		(8,687)		(15,088)
Other operating expenses		39,355		41,145		38,886
Other Investments
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs		1,740		2,620		3,048
Account balances and future policy benefit reserves		26,821		24,653		20,746
Unearned premiums		1,652		1,571		1,518
Policy and contract claims		4,771		4,157		2,787
Net premium and policy fees		3,155		3,267		2,988
Interest and similar income, net		2,096		2,009		1,566
Net benefits	[2]	3,171		5,814		4,936
Net change in deferred acquisition costs	[4]	881		522		24
Other operating expenses		$ 593		$ 647		$ 903

[1]	Deferred sales inducements is located in Other assets on the Balance Sheets.
[2]	(2) Excludes net change in deferred sales inducements.
[3]	* See note 10 for aggregate gross amortization of deferred sales inducements.
[4]	** See note 9 for aggregate gross amortization of deferred acquisition costs.